Annual Total Returns[BarChart] - Oil Equipment and Services UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	34.99%	(17.12%)	(0.33%)	38.01%	(18.24%)	(46.55%)	47.06%	(22.69%)	(58.60%)	(4.45%)